Share capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of share capital

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$
Ordinary shares

Authorized:-
100,000,000 (December 31, 2024: 100,000,000) ordinary shares	67,018	67,018

Issued and fully paid:-
10,864,802 (December 31, 2024: 8,152,574) ordinary shares	7,233	5,462

	2024	2023
	S$	S$
Ordinary shares

Issued and fully paid:-
8,152,574 (2023: 34,026,203) ordinary shares	5,462	4,559